Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income tax [Abstract]
Deferred tax at 1 January	$ 25,350	$ 20,283
Currency translation differences	(3,574)	(237)
Income statement (charge) credit	(4,784)	5,304
Deferred tax at 31 December	$ 16,992	$ 25,350